INCOME AND MINING TAXES - Temporary differences and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME AND MINING TAXES
Taxable temporary difference not recognized as deferred income tax	$ 298,200	$ 11,100
Other deductible temporary differences
INCOME AND MINING TAXES
Unrecognized deductible temporary differences and unused tax losses	$ 1,569,035	$ 1,262,999